File No. 333-43513
811-1978

Securities and Exchange Commission
Washington, D.C. 20549
Form N-4
     ☑Registration Statement Under the Securities Act of 1933
     ☐Pre-Effective Amendment No.
      ☑Post-Effective Amendment No. 39
      ☑Registration Statement Under the Investment Company Act of 1940
      ☑Amendment No. 40
(Exact Name of Registrant)
Ohio National Variable Account A
(Name of Depositor)
The Ohio National Life Insurance Company
(Address of Depositor’s Principal Executive Offices)
One Financial Way
Montgomery, Ohio 45242
(Depositor’s Telephone Number)
(513) 794-6100
(Name and Address of Agent for Service)
Kimberly A. Plante, Associate Counsel
The Ohio National Life Insurance Company
P.O. Box 237
Cincinnati, Ohio 45201
Notice to:
John Blouch, Esq.
Dykema Gossett PLLC
Suite 300 West
1300 I Street, NW
Washington, D.C. 20005
Approximate Date of Proposed Public Offering: As soon after the effective date of this registration statement as is practicable.
It is proposed that this filing will become effective (check appropriate space):
     ☐      immediately upon filing pursuant to paragraph (b) of Rule 485
     ☑      on April 25, 2010 pursuant to paragraph (b) of Rule 485
     ☐     60 days after filing pursuant to paragraph (a)(1) of Rule 485
     ☐     on (date) pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
     ☑     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, the sole purpose of this Post-Effective Amendment No. 39 is to delay the effective date of Post-Effective Amendment No. 36, which was filed on December 3, 2009 and was initially scheduled to become effective on February 1, 2010 and subsequently extended to February 28, 2010 and March 28, 2010 pursuant to the filing of Post-Effective Amendments No. 37 and 38. The Parts A, B, and C of Post-Effective Amendment No. 36 are hereby incorporated by reference.

Signatures
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, Ohio National Variable Account A certifies that it has caused this post-effective amendment to the registration statement to be filed and signed on its behalf in the City of Montgomery and the State of Ohio on this 26th day of March, 2010.

Ohio National Variable Account A
(Registrant)

By	THE OHIO NATIONAL LIFE INSURANCE COMPANY
(Depositor)

By	/s/ John J. Palmer
John J. Palmer, Vice Chairman
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the depositor, The Ohio National Life Insurance Company, has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on the 26th day of March, 2010.

THE OHIO NATIONAL LIFE INSURANCE COMPANY
(Depositor)

By	/s/ John J. Palmer
John J. Palmer, Vice Chairman

As required by the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ David B. O’Maley	Chairman, President, Chief Executive Officer	March 26, 2010
David B. O’Maley	and Director (Principal Executive Officer)

Director
Jack E. Brown

Director
Victoria B. Buyniski Gluckman

*/s/ Joseph A. Campanella	Director	March 26, 2010
Joseph A. Campanella

*/s/ Thomas G. Cody	Director	March 26, 2010
Thomas G. Cody

*/s/ Ronald J. Dolan	Director	March 26, 2010
Ronald J. Dolan

*/s/ John W. Hayden	Director	March 26, 2010
John W. Hayden

*/s/ Gary T. Huffman	Director	March 26, 2010
Gary T. Huffman

*/s/ James F. Orr	Director	March 26, 2010
James F. Orr

/s/ John J. Palmer	Director and Vice Chairman	March 26, 2010
John J. Palmer

*/s/ John R. Phillips	Director	March 26, 2010
John R. Phillips

/s/ Arthur J. Roberts	Senior Vice President and Chief Financial	March 26, 2010
Arthur J. Roberts	Officer (Principal Financial and Accounting Officer)

Signature	Title	Date

* /s/ J. Michael Schlotman	Director	March 26, 2010
J. Michael Schlotman

*By /s/ Therese S. McDonough
Therese S. McDonough, Attorney in Fact pursuant to Powers of Attorney, copies of which have been previously filed as exhibits to the Registrant’s registration statement.